Consolidated Statements of Profit or Loss and Other Comprehensive Income	12 Months Ended
	Dec. 31, 2025 SGD ($) $ / shares	Dec. 31, 2024 SGD ($) $ / shares	Dec. 31, 2023 SGD ($) $ / shares
Profit or loss [abstract]
Revenue	$ 757,159	$ 1,849,509	$ 3,090,361
Cost of sales	(765,619)	(886,730)	(1,391,923)
Gross (loss)/profit	(8,460)	962,779	1,698,438
Other income	132,808	65,351	255,292
Less: Expenses
- Marketing	(169,102)	(243,899)	(327,782)
- Administrative expenses	(6,582,895)	(6,279,777)	(3,457,587)
- Provision for expected credit loss (“ECL”)	(5,166)		(26,049)
- Bad debt written off		(9,068)	(227,067)
- Finance cost	(14,116)	(3,150)	(9,414)
Loss before tax	(6,646,931)	(5,507,764)	(2,094,169)
Income tax expenses	(48,650)
Loss for the year	(6,695,581)	(5,507,764)	(2,094,169)
Items that may be reclassified subsequently to profit or loss:
- Exchange differences on translation of foreign operations	8,966	6,693	(1,663)
Total comprehensive loss for the year	$ (6,686,615)	$ (5,501,071)	$ (2,095,832)
Loss per share for the loss attributable to owners of the Company (in dollar)
Basic | $ / shares	$ (0.66)	$ (0.69)	$ (0.31)
Diluted | $ / shares	$ (0.66)	$ (0.69)	$ (0.31)